Schedule of Maturity of Operating Lease Liabilities (Details) - HCYC Group Company Limited [Member] - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
2025	$ 134,437	$ 133,465
2026	112,404	133,465
2027		44,858
Total lease payments	246,841	311,788
Less: imputed interest	(10,284)	(16,568)
Total operating lease obligations	236,557	295,220	$ 108,276
Total lease payments	246,841	311,788
Total lease liabilities(Unaudited)	$ 236,557	$ 295,220	$ 108,276